                 ----------------------------------------------

                                   PROSPECTUS
                                 APRIL 20, 2000
                 ----------------------------------------------

                 ----------------------------------------------

                                        LOGO
                 ----------------------------------------------

                          --    Growth Series
                          --    International Series
                          --    Growth-Income Series
                          --    Asset Allocation Series
                          --    High-Yield Bond Series
                          --    U.S. Government/AAA-Rated
                              Securities Series
                          --    Cash Management Series

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT
APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED
UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND HIGHLIGHTS.............................................      3

  Q&A.......................................................      3

MORE INFORMATION ABOUT THE SERIES...........................     12

  Investment Strategies.....................................     12

  Glossary..................................................     14

     Investment Terminology.................................     14

     Risk Terminology.......................................     14

MANAGEMENT..................................................     16

  Investment Advisor........................................     16

  Business Manager..........................................     16

  Portfolio Management......................................     16

  Custodian, Transfer and Dividend Paying Agent.............     19

ACCOUNT INFORMATION.........................................     20

  Transaction Policies......................................     20

  Dividend Policies and Taxes...............................     20

FINANCIAL HIGHLIGHTS........................................     21

FOR MORE INFORMATION........................................     22

--------------------------------------------------------------------------------

                                FUND HIGHLIGHTS
--------------------------------------------------------------------------------

The following questions and answers are designed to give you an overview of Anchor Pathway Fund (the "Fund"), and to provide you with information about the Fund's seven investment portfolios, or "Series," and their investment goals and principal strategies. More complete investment information is provided in the chart, under "More Information About the Series," which is on page 12, and the glossary that follows on page 14.

Q:  WHAT ARE THE SERIES' INVESTMENT GOALS AND PRINCIPAL INVESTMENT STRATEGIES?

A: Each Series operates as a separate mutual fund, and has its own investment goal, which may not be changed without shareholder approval, and a principal investment strategy for pursuing its goal. There can be no assurance that any Series' investment goal will be met or that the net return on an investment in a Series will exceed what could have been obtained through other investment or savings vehicles.

    ---------------------------------------------------------------------------------------------------
    SERIES                 INVESTMENT GOAL                PRINCIPAL INVESTMENT STRATEGY
    ---------------------------------------------------------------------------------------------------
      Growth Series        growth of capital              invests primarily in common stocks or
                                                          securities with common stock
                                                          characteristics that demonstrate the
                                                          potential for appreciation.
    ---------------------------------------------------------------------------------------------------
      International        long-term growth of capital    invests primarily in common stocks or
      Series                                              securities with common stock
                                                          characteristics of issuers that are
                                                          domiciled outside the U.S., including
                                                          those domiciled in developing countries.
    ---------------------------------------------------------------------------------------------------
      Growth-Income        growth of capital and          invests primarily in common stocks or
      Series               income                         securities with common stock
                                                          characteristics that demonstrate the
                                                          potential for solid growth and dividends.
    ---------------------------------------------------------------------------------------------------
      Asset Allocation     high total return              invests in a diversified portfolio of
      Series               (including income and          common stocks, bonds and money market
                           capital gains) consistent      instruments; under normal market
                           with preservation of           conditions the portfolio will include:
                           capital over the long-term     40%-80% in equity securities, 20%-50% in
                                                          fixed-income securities, and 0% to 40% in
                                                          money market instruments.
    ---------------------------------------------------------------------------------------------------
      High-Yield Bond      high current income with       invests primarily in intermediate and
      Series               capital appreciation as a      long-term corporate debt securities, with
                           secondary objective            emphasis on higher yielding, higher risk,
                                                          lower rated or unrated corporate bonds,
                                                          which are commonly known as "junk bonds."
    ---------------------------------------------------------------------------------------------------
      U.S. Government/     high current income            invests primarily in a combination of
      AAA-Rated            consistent with prudent        securities issued or guaranteed by the
      Securities Series    investment risk and            U.S. government (i.e., backed by the full
                           preservation of capital        faith and credit of the U.S. government)
                                                          and other debt securities rated in the
                                                          highest rating category (or that are
                                                          determined to be of comparable quality by
                                                          the Investment Adviser).
    ---------------------------------------------------------------------------------------------------
      Cash Management      high current yield while       invests primarily in high quality money
      Series               preserving capital             market instruments.
    ---------------------------------------------------------------------------------------------------

Q:  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE SERIES?

A: The following section describes the principal risks of each Series, while the charts beginning on page 12 describe various additional risks.

     Risks of Investing in Equity Securities

     The GROWTH, INTERNATIONAL and GROWTH-INCOME SERIES invest primarily in equity securities. In addition, the ASSET ALLOCATION Series invests significantly in equities. As with any equity fund, the value of your investment in any of these Series may fluctuate in response to stock market movements. Growth Stocks are historically volatile, which will particularly affect the GROWTH, INTERNATIONAL and GROWTH-INCOME SERIES. You should be aware that the performance of different types of equity stocks may rise or decline under varying market conditions -- for example, "value" stocks may perform well under circumstances in which "growth" stocks have fallen, and vice versa. In addition, individual stocks selected for a Series may underperform the market generally.

     Risks of Investing in Bonds

     The HIGH-YIELD BOND and U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES invest primarily in bonds. In addition, the ASSET ALLOCATION SERIES invests significantly in bonds. As a result, as with any bond fund, the value of your investment in these Series may go up or down in response to changes in interest rates or defaults (or even the potential for future default) by bond issuers. In addition, there is a risk the securities selected for any Series will underperform the markets generally.

     Risks of Investing in Junk Bonds

     The HIGH-YIELD BOND SERIES invests primarily in high yield, high risk securities, also known as "junk bonds," which are considered speculative. The ASSET ALLOCATION SERIES may also invest significantly in junk bonds. While the Fund's Investment Adviser seeks to diversify the Series and to engage in a credit analysis of each junk bond issuer in which it invests, junk bonds carry a substantial risk of default or may already be in default. The market price for junk bonds may fluctuate more than higher-quality securities and may decline significantly. In addition, it may be more difficult for a Series to dispose of junk bonds or to determine their value. Junk bonds may contain redemption or call provisions that, if exercised during a period of declining interest rates, may force a Series to replace the security with a lower yielding security, which would decrease the return on such Series.

     Risks in Investing in Money Market Securities

     While an investment in the CASH MANAGEMENT SERIES should present the least market risk of any of the Series since it invests only in high-quality short-term debt obligations, you should be aware that an investment in the CASH MANAGEMENT SERIES will be subject to changes in interest rates. You should also be aware that your return on an investment in the CASH MANAGEMENT SERIES will be affected by fees at the contract level. The CASH MANAGEMENT SERIES does not seek to maintain a stable net asset value of $1.00.

     Risks of Investing in Foreign Securities

     The INTERNATIONAL SERIES invests primarily, and each other Series may invest to some degree, in foreign securities. Investing outside the U.S. presents special risks, particularly in certain developing countries. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, greater market volatility, differing securities regulations, and administrative difficulties such as delays in clearing and settling portfolio transactions. In addition, foreign securities may not be as liquid as domestic securities.

     Additional Principal Risks

     Shares of a Series are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that a Series will be able to achieve its investment goals. If the value of the assets of a Series goes down, you could lose money.

Q:  HOW HAVE THE SERIES PERFORMED HISTORICALLY?

A: The following Risk/Return Bar Charts and Tables provide some indication of the risks of investing in the Series by showing changes in the Series' performance from year to year, and compare the Series' average annual returns to those of an appropriate market index for the calendar years presented. Fees and expenses incurred at the contract level are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how a Series will perform in the future. In addition you should be aware that the comparative indices are unmanaged and therefore not subject to sales charges, commissions and expenses.

--------------------------------------------------------------------------------

                                 GROWTH SERIES
--------------------------------------------------------------------------------

                                                                                GROWTH
                                                                                ------
1990                                                                             -3.96
1991                                                                             35.84
1992                                                                             12.34
1993                                                                             18.98
1994                                                                              0.46
1995                                                                             34.47
1996                                                                             14.56
1997                                                                             28.14
1998                                                                             36.35
1999                                                                             47.49

During the 10-year period shown in the bar chart, the highest return for a quarter was 29.38% (quarter ended 12/31/98) and the lowest return for a quarter was -18.38% (quarter ended 09/30/90). For the most recent calendar quarter ended 3/31/00 the return was 16.88%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE       PAST ONE    PAST FIVE    PAST TEN    RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)          YEAR        YEARS       YEARS      INCEPTION***
-----------------------------------------------------------------------------------------------
 Growth Series                                 47.49%       31.75%      21.40%        20.40%
-----------------------------------------------------------------------------------------------
 S&P 500(R)*                                   21.01%       28.49%      18.17%        18.59%
-----------------------------------------------------------------------------------------------
 Consumer Price Index**                         2.68%        2.37%       2.93%         3.21%
-----------------------------------------------------------------------------------------------

* The S&P 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

*** Inception date for the Series is February 8, 1984. Except for the S&P 500(R), the since inception returns for the comparative indices are based on the nearest month-end inception date.

--------------------------------------------------------------------------------

                              INTERNATIONAL SERIES
--------------------------------------------------------------------------------

                                                                             INTERNATIONAL
                                                                             -------------
1991                                                                              9.42
1992                                                                             -1.53
1993                                                                             34.48
1994                                                                             -0.72
1995                                                                             13.43
1996                                                                             21.43
1997                                                                             12.13
1998                                                                             19.16
1999                                                                             63.24

During the 9-year period shown in the bar chart, the highest return for a quarter was 37.69% (quarter ended 12/31/99) and the lowest return for a quarter was -12.07% (quarter ended 09/30/98). For the most recent calendar quarter ended 3/31/00 the return was 7.02%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE       PAST ONE    PAST FIVE    PAST TEN    RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)          YEAR        YEARS       YEARS      INCEPTION***
-----------------------------------------------------------------------------------------------
 International Series                          63.24%       24.61%        N/A         16.01%
-----------------------------------------------------------------------------------------------
 MSCI EAFE Index*                              27.30%       13.15%       7.33%        10.18%
-----------------------------------------------------------------------------------------------
 Consumer Price Index**                         2.68%        2.37%       2.93%         2.80%
-----------------------------------------------------------------------------------------------

* The Morgan Stanley Capital International (MSCI) Europe, Australia and Far East (EAFE) Index is an arithmetic, market value-weighted average of performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

*** Inception date for the Series is May 9, 1990. The since inception returns for the comparative indices are based on the nearest month-end inception date.

--------------------------------------------------------------------------------

                              GROWTH-INCOME SERIES
--------------------------------------------------------------------------------

                                                                             GROWTH-INCOME
                                                                             -------------
1990                                                                             -4.51
1991                                                                             27.65
1992                                                                              7.33
1993                                                                             13.18
1994                                                                              0.86
1995                                                                             33.77
1996                                                                             19.14
1997                                                                             28.09
1998                                                                             17.82
1999                                                                              9.30

During the 10-year period shown in the bar chart, the highest return for a quarter was 17.68% (quarter ended 12/31/98) and the lowest return for a quarter was -14.05% (quarter ended 09/30/90). For the most recent calendar quarter ended 3/31/00 the return was 2.04%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE       PAST ONE    PAST FIVE    PAST TEN    RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)          YEAR        YEARS       YEARS      INCEPTION***
-----------------------------------------------------------------------------------------------
 Growth-Income Series                           9.30%       21.33%      14.66%        16.22%
-----------------------------------------------------------------------------------------------
 S&P 500(R)*                                   21.01%       24.02%      18.17%        18.59%
-----------------------------------------------------------------------------------------------
 Consumer Price Index**                         2.68%        2.37%       2.93%         3.21%
-----------------------------------------------------------------------------------------------

* The S&P 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

*** Inception date for the Series is February 8, 1984. Except for the S&P 500(R), the since inception returns for the comparative indices are based on the nearest month-end inception date.

--------------------------------------------------------------------------------

                            ASSET ALLOCATION SERIES
--------------------------------------------------------------------------------

                                                                           ASSET ALLOCATION
                                                                           ----------------
1990                                                                             -0.27
1991                                                                             23.00
1992                                                                              8.46
1993                                                                             10.52
1994                                                                             -0.52
1995                                                                             30.86
1996                                                                             15.77
1997                                                                             20.65
1998                                                                             10.04
1999                                                                             10.39

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.80% (quarter ended 12/31/98) and the lowest return for a quarter was -9.62% (quarter ended 09/30/98). For the most recent calendar quarter ended 3/31/00 the return was 3.41%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE       PAST ONE    PAST FIVE    PAST TEN    RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)          YEAR        YEARS       YEARS      INCEPTION****
------------------------------------------------------------------------------------------------
 Asset Allocation Series                       10.39%       17.29%      12.50%        12.83 %
------------------------------------------------------------------------------------------------
 S&P 500(R)*                                   21.01%       28.49%      18.17%        18.88 %
------------------------------------------------------------------------------------------------
 Salomon Smith Barney Broad Investment-Grade
   (BIG) Bond Index**                          -0.83%        7.74%       7.75%         8.32 %
------------------------------------------------------------------------------------------------
 Consumer Price Index***                        2.68%        2.37%       2.93%         2.98 %
------------------------------------------------------------------------------------------------

* The S&P 500(R) Composite Stock Price Index (S&P 500(R)) is an unmanaged, weighted index of 500 large company stocks that is widely recognized as representative of the performance of the U.S. stock market.

** The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and Mortgage pass through securities.

*** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is an statistical measure of periodic change in the price of goods and services in major expenditure groups.

**** Inception date for the Series is May 5, 1989. Except for the S&P 500(R), the since inception returns for the comparative indices are based on the nearest month-end inception date.

--------------------------------------------------------------------------------

                             HIGH-YIELD BOND SERIES
--------------------------------------------------------------------------------

                                                                            HIGH-YIELD BOND
                                                                            ---------------
1990                                                                              1.73
1991                                                                             28.96
1992                                                                             13.18
1993                                                                             16.04
1994                                                                             -5.03
1995                                                                             20.07
1996                                                                             13.69
1997                                                                             12.82
1998                                                                              1.99
1999                                                                             -1.54

During the 10-year period shown in the bar chart, the highest return for a quarter was 12.10% (quarter ended 03/31/91) and the lowest return for a quarter was -6.98% (quarter ended 09/30/98). For the most recent calendar quarter ended 3/31/00 the return was -1.79%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE       PAST ONE    PAST FIVE    PAST TEN    RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)          YEAR        YEARS       YEARS      INCEPTION****
------------------------------------------------------------------------------------------------
 High-Yield Bond Series                        -1.54%        9.11%       9.69%         11.21%
------------------------------------------------------------------------------------------------
 Salomon Smith Barney Long-Term High-Yield
   Index*                                       0.27%       12.46%      12.48%         11.71%
------------------------------------------------------------------------------------------------
 Salomon Smith Barney Broad Investment-Grade
   (BIG) Bond Index**                           0.83%        7.74%       7.75%          9.54%
------------------------------------------------------------------------------------------------
 Consumer Price Index***                        2.68%        2.37%       2.93%          3.21%
------------------------------------------------------------------------------------------------

* The Salomon Smith Barney Long-Term High-Yield Index generally represents the performance of high-yield debt securities during various market conditions.

** The Salomon Smith Barney Broad Investment-Grade (BIG) Bond Index is a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated "BBB" or better, U.S. Treasury/agency issues and mortgage pass-through securities.

*** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

**** Inception date for the Series is February 8, 1984. The since inception returns for the comparative indices are based on the nearest month-end inception date.

--------------------------------------------------------------------------------

                  U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES
--------------------------------------------------------------------------------

                                                                 U.S. GOVERNMENT/AAA-RATED SECURITIES
                                                                 ------------------------------------
1990                                                                              8.41
1991                                                                             16.37
1992                                                                              7.52
1993                                                                             11.18
1994                                                                             -3.85
1995                                                                             16.59
1996                                                                              3.01
1997                                                                              8.27
1998                                                                              8.02
1999                                                                             -0.04

During the 10-year period shown in the bar chart, the highest return for a quarter was 6.06% (quarter ended 09/30/91) and the lowest return for a quarter was -3.03% (quarter ended 03/31/94). For the most recent calendar quarter ended 3/31/00 the return was 2.58%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE       PAST ONE    PAST FIVE    PAST TEN    RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)          YEAR        YEARS       YEARS      INCEPTION***
-----------------------------------------------------------------------------------------------
 U.S. Government/AAA-Rated Securities Series   -0.04%        7.02%       7.37%         7.87%
-----------------------------------------------------------------------------------------------
 Salomon Smith Barney Treasury/ Government-
   Sponsored/Mortgage Index*                   -0.59%        7.66%       7.64%         8.42%
-----------------------------------------------------------------------------------------------
 Consumer Price Index**                         2.68%        2.37%       2.93%         3.13%
-----------------------------------------------------------------------------------------------

* The Salomon Smith Barney Treasury/Government Sponsored/Mortgage Bond Index is a market-capitalization weighted index and includes fixed-rate Treasury, Government-Sponsored, and Mortgage issues with a maturity of one year or longer. The minimum amount outstanding for U.S. Treasury and mortgage issues is $1 billion for both entry and exit. For Government-sponsored issues, the entry and exit amount is $100 million.

** The Consumer Price Index (or Cost of Living Index) is published by the U.S. Bureau of Labor Statistics and is a statistical measure of periodic change in the price of goods and services in major expenditure groups.

*** Inception date for the Series is November 19, 1985. The since inception returns for the comparative indices are based on the nearest month-end inception date.

--------------------------------------------------------------------------------

                             CASH MANAGEMENT SERIES
--------------------------------------------------------------------------------

                                                                            CASH MANAGEMENT
                                                                            ---------------
1990                                                                             7.91
1991                                                                             5.58
1992                                                                             3.19
1993                                                                             2.58
1994                                                                             3.74
1995                                                                             5.52
1996                                                                             4.95
1997                                                                             5.03
1998                                                                             4.96
1999                                                                             4.64

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.99% (quarter ended 03/31/90) and the lowest return for a quarter was 0.60% (quarter ended 03/31/93). For the most recent calendar quarter ended 3/31/00 the return was 1.27%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF THE       PAST ONE    PAST FIVE    PAST TEN    RETURN SINCE
CALENDAR YEAR ENDED DECEMBER 31, 1999)          YEAR        YEARS       YEARS       INCEPTION*
-----------------------------------------------------------------------------------------------
 Cash Management Series                         4.64%        5.02%       4.80%         5.79%
-----------------------------------------------------------------------------------------------

*  Inception date for the Series is February 8, 1984.

--------------------------------------------------------------------------------

                       MORE INFORMATION ABOUT THE SERIES
--------------------------------------------------------------------------------

INVESTMENT STRATEGIES

Each Series has its own investment goal and principal strategy for pursuing it as described in the charts on page 3. The following charts summarize information about each Series' investments. We have included a glossary to define the investment and risk terminology used in the charts and throughout this Prospectus. Unless otherwise indicated, investment restrictions, including percentage limitations, apply at the time of purchase.

------------------------------------------------------------------------------------------------------
                                                SERIES
------------------------------------------------------------------------------------------------------
                                GROWTH                  INTERNATIONAL              GROWTH-INCOME
------------------------------------------------------------------------------------------------------
  What are the         - Equity securities:       - Equity securities:       - Equity securities:
  Series' PRINCIPAL      - common stocks            - common stocks            - common stocks
  investments?                                    - Foreign securities
------------------------------------------------------------------------------------------------------

  In what other types  - Foreign securities       N/A                        - Foreign securities
  of investments may     (up to 10% outside the                                (up to 10% outside the
  the Series             U.S. and not in the S&P                               U.S. and not in the S&P
  SIGNIFICANTLY          500(R))                                             500(R))
  invest?
------------------------------------------------------------------------------------------------------

  What other types of  - Short-term investments   - Short-term investments   - Short-term investments
  investments may the
  Series use as part
  of efficient
  portfolio
  management or to
  enhance return?
------------------------------------------------------------------------------------------------------
  What risks NORMALLY  - Market volatility        - Market volatility        - Market volatility
  affect the Series?   - Securities selection     - Securities selection     - Securities selection
                       - Growth stocks            - Growth stocks            - Growth stocks
                                                  - Foreign exposure
                                                  - Currency volatility
------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                 SERIES
---------------------------------------------------------------------------------------------------------
                                                                  GOVERNMENT/ AAA-
                                                                        RATED
                        ASSET ALLOCATION      HIGH-YIELD BOND        SECURITIES         CASH MANAGEMENT
---------------------------------------------------------------------------------------------------------
  What are the         - Equity             - Fixed income       - Fixed income       - Short-term
  Series' PRINCIPAL    securities:            securities:          securities:          investments
  investments?           - common stocks      - junk bonds       - U.S. government
                                                                   securities
                                                                 - pass-through
                                                                   securities
---------------------------------------------------------------------------------------------------------

  In what other types  - Fixed income       - Foreign            N/A                  - U.S. government
  of investments may     securities         securities                                  securities
  the Series           - Junk bonds           (up to 25%)
  SIGNIFICANTLY          (up to 25% of      - Equity securities
  invest?                fixed-income         (up to 15%)
                         securities)
                       - Foreign
                       securities
                         (up to 10% in
                       equity securities
                       outside the U.S.
                       and not in the S&P
                       500(R); up to 5% in
                       fixed-income
                       securities)
---------------------------------------------------------------------------------------------------------

  What other types of  - U.S. government    - Short-term         - Short-term         N/A
  investments            securities           investments          investments
  may the Series       - Short-term
  use as part of         investments
  efficient portfolio
  management or to
  enhance return?
---------------------------------------------------------------------------------------------------------

  What risks NORMALLY  - Market volatility  - Market volatility  - Market volatility  - Interest rate
  affect the Series?   - Securities         - Securities         - Interest rate        fluctuations
                       selection            selection              fluctuations       - Securities
                       - Interest rate      - Interest rate      - Prepayment           selection
                       fluctuation          fluctuations         - Securities
                       - Credit quality     - Credit quality     selection
                       - Foreign exposure   - Foreign exposure
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    GLOSSARY
--------------------------------------------------------------------------------

INVESTMENT TERMINOLOGY

EQUITY SECURITIES, such as COMMON STOCKS, represent shares of equity ownership in a corporation. Common stocks may or may not receive dividend payments.

FIXED INCOME SECURITIES are broadly classified as securities that provide for periodic payment, typically interest or dividend payments, to the holder of the security at a stated rate. Most fixed income securities, such as bonds, represent indebtedness of the issuer and provide for repayment of principal at a stated time in the future. Other do not provide for repayment of a principal amount. The issuer of a SENIOR FIXED INCOME SECURITY is obligated to make payments on this security ahead of other payments to security holders. Investments in fixed income securities may include:

          - U.S. GOVERNMENT SECURITIES are issued or guaranteed by the U.S. government, its agencies and instrumentalities. Some U.S. government securities are issued or unconditionally guaranteed by the U.S. Treasury. They are of the highest possible credit quality. While these securities are subject to variations in market value due to fluctuations in interest rates, they will be paid in full if held to maturity. Other U.S. government securities are neither direct obligations of, nor guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another. For example, some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

          - A JUNK BOND is a high yield, high risk bond that does not meet the credit quality standards of an investment grade security. Junk bonds are considered speculative.

          - PASS-THROUGH SECURITIES involve various debt obligations that are backed by a pool of mortgages or other assets. Principal and interest payments made on the underlying asset pools are typically passed through to investors. Types of pass-through securities include mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities, and asset-backed securities.

FOREIGN SECURITIES are issued by companies located outside of the United States, including developing countries. Foreign securities may include foreign corporate and government bonds, foreign equity securities, foreign investment companies, passive foreign investment companies (PFICs), American Depositary Receipts
(ADRs) or other similar securities that represent interests in foreign equity securities, such as European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). A DEVELOPING COUNTRY is generally one with a low or middle income or economy or that is in the early stages of its industrialization cycle. For fixed income investments, developing countries includes those where the sovereign credit rating is below investment grade. Developing countries may change over time depending on market and economic conditions.

SHORT-TERM INVESTMENTS include money market securities such as short-term U.S. government obligations, repurchase agreements, commercial paper, bankers' acceptances and certificates of deposit. These securities provide a Series with sufficient liquidity to meet redemptions and cover expenses.

RISK TERMINOLOGY

CREDIT QUALITY: The creditworthiness of the issuer is always a factor in analyzing fixed income securities. An issuer with a lower credit rating will be more likely than a higher rated issuer to default or otherwise become unable to honor its financial obligations. This type of issuer will typically issue JUNK BONDS. In addition to the risk of default, junk bonds may be more volatile, less liquid, more difficult to value and more susceptible to adverse economic conditions or investor perceptions than other bonds.

CURRENCY VOLATILITY: The value of a Series's foreign investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of the Series's non-U.S. dollar denominated securities.

FOREIGN EXPOSURE: Investors in foreign countries are subject to a number of risks. A principal risk is that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. In addition, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as in the U.S. Foreign investments will also be affected by local, political or economic developments and governmental actions. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when an issuer is in a DEVELOPING COUNTRY. Historically, the markets of DEVELOPING countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

GROWTH STOCKS: Growth stocks can be volatile for several reasons. Since the issuers usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded.

INTEREST RATE FLUCTUATIONS: The volatility of fixed income securities is due principally to changes in interest rates. The market value of bonds and other fixed income securities usually tends to vary inversely with the level of interest rates. As interest rates rise the value of such securities typically falls, and as interest rates fall, the value of such securities typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.

MARKET VOLATILITY: The stock and/or bond markets as a whole could go up or down (sometimes dramatically). This could affect the value of the securities in a Series's portfolio.

PREPAYMENT: Prepayment risk is the possibility that the principal of the loans underlying mortgage-backed or other pass-through securities may be prepaid at any time. As a general rule, prepayments increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, in periods of declining interest rates a Series may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by a Series may exhibit price characteristics of longer-term debt securities.

SECURITIES SELECTION: A strategy used by a Series, or securities selected by its portfolio manager, may fail to produce the intended return.

--------------------------------------------------------------------------------

                                   MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Capital Research and Management Company, a large and experienced investment management organization founded in 1931, is the Investment Adviser to the Fund and other funds, including those in The American Funds Group. The Investment Adviser is headquartered at 333 South Hope Street, Los Angeles, California 90071. For the fiscal year ended February 29, 2000 each Series paid the Investment Adviser an annual fee equal to the following percentage of average daily net assets:

SERIES                                                         FEE
------                                                         ---
Growth......................................................  0.30%
International...............................................  0.60%
Growth-Income...............................................  0.30%
Asset Allocation............................................  0.31%
High-Yield Bond.............................................  0.32%
U.S. Government/AAA-Rated Securities........................  0.33%
Cash Management.............................................  0.32%

BUSINESS MANAGER

SunAmerica Asset Management Corp. (SAAMCo) manages the business affairs and the administration of the Fund. The Business Manager, located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017, is a corporation organized in 1982 under the laws of the state of Delaware. In addition to serving as Business Manager to the Fund, SAAMCo serves as adviser and/or administrator to Anchor Series Trust, Seasons Series Trust, SunAmerica Style Select Series, Inc., SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Series Trust, SunAmerica Strategic Investment Series, Inc. and Brazos Mutual Funds. For the fiscal year ended February 29, 2000 each Series paid the Business Manager a fee equal to the following percentage of average daily net assets:

SERIES                                                         FEE
------                                                         ---
Growth......................................................  0.20%
International...............................................  0.24%
Growth-Income...............................................  0.20%
Asset Allocation............................................  0.21%
High-Yield Bond.............................................  0.22%
U.S. Government/AAA-Rated Securities........................  0.22%
Cash Management.............................................  0.22%

PORTFOLIO MANAGEMENT

The basic investment philosophy of the Investment Adviser is to seek fundamental values at reasonable prices, using a system of multiple portfolio counselors in managing mutual fund assets. Under this system, the portfolios of the Series are divided into segments managed by individual counselors. Each counselor decides how his or her segment will be invested, within the limits prescribed by each Series' investment goal and the Investment Adviser's investment committee. In addition, the Investment Adviser's research professionals make investment decisions with respect to a portion of each Series' portfolio. The primary portfolio counselors for each Series is set forth in the following table.

 -------------------------------------------------------------------------------------------------------------
                                                                               YEARS OF EXPERIENCE IN
                                                                              THE INVESTMENT INDUSTRY
                                                                      ----------------------------------------
                                                                         WITH CAPITAL
                                                                         RESEARCH AND
                                              YEARS OF EXPERIENCE AS      MANAGEMENT
 PORTFOLIO COUNSELORS     PRIMARY TITLE(S)     PORTFOLIO COUNSELOR        COMPANY OR              TOTAL
     FOR THE FUND                                 FOR THE SERIES        ITS AFFILIATES            YEARS
                                                    INDICATED            AS INVESTMENT
                                                  (APPROXIMATE)            COUNSELOR
                                                                          OR RESEARCH
                                                                         PROFESSIONAL
 -------------------------------------------------------------------------------------------------------------
  Timothy D. Armour      Chairman and Chief    Asset Allocation               17                   17
                         Executive Officer,    Series -- 4 years
                         Capital Research
                         Company*
 -------------------------------------------------------------------------------------------------------------
  David C. Barclay       Senior Vice           High-Yield Bond                12                   19
                         President, Capital    Series -- 11 years
                         Research Company*
 -------------------------------------------------------------------------------------------------------------
  Alan N. Berro          Senior Vice           Growth-Income                   9                   14
                         President, Capital    Series -- 3 years
                         Research Company*     Asset Allocation
                                               Series -- less than 1
                                               year
 -------------------------------------------------------------------------------------------------------------
  Martial Chaillet       Senior Vice           International                  28                   28
                         President and         Series -- 7 years
                         Director, Capital
                         Research Company*
 -------------------------------------------------------------------------------------------------------------
  Gordon Crawford        Senior Vice           Growth Series -- 6             29                   29
                         President and         years (plus 5 years
                         Director, Capital     as a research
                         Research and          professional for the
                         Management Company    Series prior to
                                               becoming a portfolio
                                               counselor for the
                                               Series)
 -------------------------------------------------------------------------------------------------------------
  James E. Drasdo        Senior Vice           Growth Series -- 14            23                   28
                         President and         years
                         Director, Capital
                         Research and
                         Management Company
 -------------------------------------------------------------------------------------------------------------
  James K. Dunton        Senior Vice           Growth-Income                  38                   38
                         President and         Series -- since the
                         Director, Capital     Series began
                         Research and          operations in 1984
                         Management Company
 -------------------------------------------------------------------------------------------------------------
  Abner D. Goldstine     Senior Vice           Asset Allocation               33                   48
                         President and         Series -- since the
                         Director, Capital     Series began
                         Research and          operations in 1989
                         Management Company
 -------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------
                                                                               YEARS OF EXPERIENCE IN
                                                                              THE INVESTMENT INDUSTRY
                                                                      ----------------------------------------
                                                                         WITH CAPITAL
                                                                         RESEARCH AND
                                              YEARS OF EXPERIENCE AS      MANAGEMENT
 PORTFOLIO COUNSELORS     PRIMARY TITLE(S)     PORTFOLIO COUNSELOR        COMPANY OR              TOTAL
     FOR THE FUND                                 FOR THE SERIES        ITS AFFILIATES            YEARS
                                                    INDICATED            AS INVESTMENT
                                                  (APPROXIMATE)            COUNSELOR
                                                                          OR RESEARCH
                                                                         PROFESSIONAL
 -------------------------------------------------------------------------------------------------------------
  Alwyn Heong            Vice President,       International                   8                   12
                         Capital Research      Series -- 4 years
                         Company
 -------------------------------------------------------------------------------------------------------------
  Thomas Hogh            Vice President,       Growth-Income                  10                   13
                         Investment            Series -- 1 year
                         Management Group,
                         Capital Research
                         and Management
                         Company
 -------------------------------------------------------------------------------------------------------------
  Claudia P.             Senior Vice           Growth-Income                  25                   27
    Huntington           President, Capital    Series -- 6 years
                         Research and          (plus 5 years as a
                         Management Company    research professional
                                               for the Series prior
                                               to becoming portfolio
                                               counselor for the
                                               Series)
 -------------------------------------------------------------------------------------------------------------
  Robert W. Lovelace     Executive Vice        International                  15                   15
                         President and         Series -- 6 years
                         Director, Capital
                         Research Company*
 -------------------------------------------------------------------------------------------------------------
  Robert G. O'Donnell    Senior Vice           Growth-Income                  25                   28
                         President and         Series -- 10 years
                         Director, Capital     (plus 1 year as a
                         Research and          research professional
                         Management Company    for the Series prior
                                               to becoming a
                                               portfolio counselor
                                               for the Series)
 -------------------------------------------------------------------------------------------------------------
  Donald D. O'Neal       Vice President,       Growth Series -- 9             15                   15
                         Capital Research      years (plus 4 years
                         and Management        as a research
                         Company               professional for the
                                               Series prior to
                                               becoming a portfolio
                                               counselor for the
                                               Series)
 -------------------------------------------------------------------------------------------------------------

 -------------------------------------------------------------------------------------------------------------
                                                                               YEARS OF EXPERIENCE IN
                                                                              THE INVESTMENT INDUSTRY
                                                                      ----------------------------------------
                                                                         WITH CAPITAL
                                                                         RESEARCH AND
                                              YEARS OF EXPERIENCE AS      MANAGEMENT
 PORTFOLIO COUNSELORS     PRIMARY TITLE(S)     PORTFOLIO COUNSELOR        COMPANY OR              TOTAL
     FOR THE FUND                                 FOR THE SERIES        ITS AFFILIATES            YEARS
                                                    INDICATED            AS INVESTMENT
                                                  (APPROXIMATE)            COUNSELOR
                                                                          OR RESEARCH
                                                                         PROFESSIONAL
 -------------------------------------------------------------------------------------------------------------
  John H. Smet           Vice President,       U.S. Government/               17                   18
                         Capital Research      AAA-Rated Securities
                         and Management        Series -- 8 years
                         Company
 -------------------------------------------------------------------------------------------------------------
  Susan M. Tolson        Senior Vice           High-Yield Bond                10                   12
                         President and         Series -- 2 years
                         Director, Capital
                         Research Company*
 -------------------------------------------------------------------------------------------------------------

---------------
*  Company affiliated with Capital Research and Management Company.

CUSTODIAN, TRANSFER AND DIVIDEND PAYING AGENT

State Street Bank and Trust Company, Boston, Massachusetts, acts as Custodian of the Fund's assets as well as Transfer and Dividend Paying Agent and in so doing performs certain bookkeeping, data processing and administrative services.

--------------------------------------------------------------------------------

                              ACCOUNT INFORMATION
--------------------------------------------------------------------------------

Shares of the Series are not offered directly to the public. Instead, shares are currently offered only to the Variable Separate Account, which is a separate account of Anchor National Life Insurance Company. So if you would like to invest in a Series, you must purchase a variable annuity contract from Anchor National. You should be aware that the contracts involve fees and expenses that are not described in this Prospectus, and that the contracts also may involve certain restrictions and limitations. Certain Series may not be available in connection with a particular contract. You will find information about purchasing a variable annuity contract in the prospectus that offers the contracts, which accompanies this Prospectus.

TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each Series is determined each business day at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) by dividing its net assets by the number of its shares outstanding. Investments for which market quotations are readily available are valued at market. All other securities and assets are valued at "fair value" following procedures approved by the Trustees.

The International Series may invest to a large extent in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the value of this Series' shares may change on days when the Fund is not open for purchases or redemptions.

BUY AND SELL PRICES The Variable Separate Account buys and sells shares of a Series at NAV, without any sales or other charges.

EXECUTION OF REQUESTS The Fund is open on those days when the New York Stock Exchange is open for regular trading. Buy and sell requests are executed at the next NAV to be calculated after the request is accepted by the Fund. If the order is received by the Fund before the Fund's close of business (generally 4:00 p.m., Eastern time), the order will receive that day's closing price. If the order is received after that time, it will receive the next business day's closing price.

During periods of extreme volatility or market crisis, a Series may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.

DIVIDEND POLICIES AND TAXES

DISTRIBUTIONS Each Series annually declares and distributes substantially all of its net investment income in the form of dividends and capital gains distributions.

DISTRIBUTION REINVESTMENT The dividends and distributions will be reinvested automatically in additional shares of the same Series on which they were paid.

TAXABILITY OF A SERIES Each Series intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended. As long as each Series is qualified as a regulated investment company, it will not be subject to federal income tax on the earnings that it distributes to its shareholders.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
       (SHARES OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------


The Fund's Financial Highlights, which are intended to help you understand the Series' financial performance for the past five years, are incorporated herein by reference to the Fund's 2000 annual report to shareholders which accompanies this Prospectus. The Financial Highlights have been audited by PricewaterhouseCoopers LLP, whose report, along with each Series' financial statements, are incorporated by reference into the Statement of Additional Information (SAI), which is available upon request. For a description of the information contained in the Fund's annual report and SAI please refer to section entitled "For More Information" on page 22 of the Prospectus.

--------------------------------------------------------------------------------

                              FOR MORE INFORMATION
--------------------------------------------------------------------------------

The following documents contain more information about the Series and are available free of charge upon request:
        ANNUAL/SEMI-ANNUAL REPORTS. Contain financial statements, performance data and information on portfolio holdings. The annual report also contains a written analysis of market conditions and investment strategies that significantly affected a Series' performance for the most recently completed fiscal year.
        STATEMENT OF ADDITIONAL INFORMATION (SAI). Contains additional information about the Series' policies, investment restrictions and business structure. This prospectus incorporates the SAI by reference.

You may obtain copies of these documents or ask questions about the Series at no charge by calling (800) 445-7862 or by writing the Fund at P.O. Box 54299, Los Angeles, California 90054-0299.

Information about the Series (including the SAI) can be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. Call (800) SEC-0330 for information on the operation of the Public Reference Room. Information about the Series is also available on the Securities and Exchange Commission's web-site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.

You should rely only on the information contained in this prospectus. No one is authorized to provide you with any different information.

INVESTMENT COMPANY ACT
-  File No. 811-5157
                                       22